DEFERRED CHARGES (Details) - Schedule of deferred charges - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Gross Carrying Amount [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	$ 6,350,308	$ 5,471,610
Professional fees for leasing	81,826	127,810
Total	6,432,134	5,599,420
Accumulated Amortization [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	2,794,954	2,253,786
Professional fees for leasing	56,595	94,934
Total	$ 2,851,549	$ 2,348,720